Stock-based Incentive Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5.1	$ 6.6	$ 11.7
Tax benefit (expense) realized from exercise of stock options	(2.6)	2.7	4.5
Total compensation cost not yet recognized	$ 11.7
Total compensation cost not yet recognized, period for recognition	2 years 10 months 21 days
Total Shareholder Return Plan (TSRP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	700,000
Number of shares available for grant	585,895
Contractual term, maximum	10 years
Total Shareholder Return Plan (TSRP) | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Requisite service period	3 years
Total Shareholder Return Plan (TSRP) | Put rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Total Shareholder Return Plan (TSRP) | Call rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
2006 Equity incentive plan (EIP) | Stock appreciation rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years 6 months
Maximum contractual term	6 years 6 months
2006 Equity incentive plan (EIP) | Stock appreciation rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum contractual term	10 years